Investor Report
Mercedes-Benz Auto Receivables Trust 2021-1
Collection Period Ended

Amounts in USD
30-Apr-2022
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)

16-May-2022
Distribution Date
30-Apr-2022
1-Apr-2022
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
12-May-2022
Record Date
13-May-2022

16-May-2022
15-Apr-2022
15-May-2022
15-Apr-2022
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
0.00
0.00
0.00
Class A-1 Notes
0.000000
332,500,000.00
0.000000
455,699,501.15
45,952,451.06
409,747,050.09
Class A-2 Notes
82.057948
560,000,000.00
0.731691
560,000,000.00
0.00
560,000,000.00
Class A-3 Notes
0.000000
560,000,000.00
1.000000
130,000,000.00
0.00
130,000,000.00
Class A-4 Notes
0.000000
130,000,000.00
1.000000
1,145,699,501.15
1,099,747,050.09
45,952,451.06
Total Note Balance
1,582,500,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
23,757,261.91
40,576,974.05
1,186,276,475.20
40,576,974.05
Pool Balance
1,211,133,279.29
1,164,081,286.05
1,657,814,898.58
1,623,078,961.98
34,735,936.60
24,856,804.09
1,140,324,024.14
40,578,961.98
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
40,576,974.05
2.50%
2.50%
40,578,961.98
2.50%
40,576,974.05
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.000000%
0.00
0.000000
0.00
0.000000
Class A-2 Notes
0.210000%
79,747.41
0.142406
46,032,198.47
82.200354
Class A-3 Notes
0.460000%
214,666.67
0.383333
214,666.67
0.383333
Class A-4 Notes
0.730000%
79,083.33
0.608333
79,083.33
0.608333
$46,325,948.47
Total
$373,497.41

Investor Report
Mercedes-Benz Auto Receivables Trust 2021-1
Collection Period Ended

Amounts in USD
30-Apr-2022
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
50,334,302.20
Recoveries
0.00
46,457,454.07
50,334,302.20
54,790.93
222,117.35
3,599,492.90
446.95
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
1,009,277.73
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
373,497.41
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
45,952,451.06
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
50,334,302.20
2,999,076.00
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
1,009,277.73
1,009,277.73
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
373,497.41
373,497.41
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
79,747.41
0.00
79,747.41
thereof on Class A-3 Notes
214,666.67
0.00
214,666.67
thereof on Class A-4 Notes
79,083.33
0.00
79,083.33
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
373,497.41
373,497.41
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
45,952,451.06
0.00
45,952,451.06
Aggregate Principal Distributable Amount
45,952,451.06
45,952,451.06
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2021-1
Collection Period Ended

Amounts in USD
30-Apr-2022
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
4,057,697.40
0.00
0.00
4,057,697.40
Reserve Fund Required Amount
plus/minus change to meet Reserve Fund Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
413.60
33.35
33.35
33.35
446.95
4,057,697.40
0.00
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2021-1
Collection Period Ended

Amounts in USD
30-Apr-2022
Pool Statistics
Principal Gross Losses
Pool Data
1,657,814,898.58
3.59%
47.05
19.05
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
1,211,133,279.29
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
18,995,818.43
0.00
594,539.17
1,164,081,286.05
37,570
38,307
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
44,343
27,461,635.64
3.59%
55.46
Pool Factor
70.22%
9.86

Investor Report
Mercedes-Benz Auto Receivables Trust 2021-1
Collection Period Ended

Amounts in USD
30-Apr-2022
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
1,164,081,286.05
37,570
100.00%
91-120 Days Delinquent
6
0.02%
211,922.76
61-90 Days Delinquent
10
0.03%
317,515.71
31-60 Days Delinquent

0.27%
3,145,606.70
Current
99.68%
1,160,406,240.88
37,481
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
3.550%
0.045%
No
Loss Statistics
Average Net Loss / (Gain)
15,417.34
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.274%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.324%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
2,081,340.59
320,834.42
Principal Net Loss / (Gain)
Principal Recoveries
219,157.87
1,023,387.55
Principal Net Liquidation Proceeds
54,546.88
2,102,578.55
Principal Gross Losses
594,539.17
5,207,306.69
17

Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.126%
(1) Losses include accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.247%
0.346%
0.179%